Summarized Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Summarized Quarterly Financial Information (Unaudited)
SUMMARIZED QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

A summary of selected quarterly financial information is presented below (in thousands, except for per share data):

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

2013
Interest income	$33,026	$34,724	$35,674	$35,115
Taxable equivalent adjustment	174	167	161	158
Interest income (FTE)	33,200	34,891	35,835	35,273
Interest expense	3,455	3,427	3,304	3,115
Net interest income	29,745	31,464	32,531	32,158

Provision for loan losses	1,738	2,011	1,154	1,945
Investment securities gains	84	9	—	671
Noninterest income	14,242	14,243	14,480	14,277
Noninterest expense	29,403	23,959	24,665	24,879
Income before income tax expense	12,930	19,746	21,192	20,282
Income tax expense	4,769	6,573	7,056	6,877
Taxable equivalent adjustment	174	167	161	158
Net income	$7,987	$13,006	$13,975	$13,247

Net earnings available to common shareholders	$7,922	$12,890	$13,848	$13,127

Basic earnings per common share	$0.51	$0.83	$0.89	$0.84
Diluted earnings per common share	0.51	0.82	0.88	0.83
Average common shares outstanding:
Basic	15,473	15,582	15,608	15,636
Diluted	15,627	15,752	15,790	15,799

2012
Interest income	$27,430	$27,466	$28,432	$28,884
Taxable equivalent adjustment	208	198	185	183
Interest income (FTE)	27,638	27,664	28,617	29,067
Interest expense	3,908	3,625	3,557	3,360
Net interest income	23,730	24,039	25,060	25,707
Provision for loan losses	1,950	1,675	975	1,775
Investment securities losses	(31)	528	458	—
Noninterest income	13,149	13,262	13,621	14,266
Noninterest expense	19,515	24,763	21,846	21,273
Income before income tax expense	15,383	11,391	16,318	16,925
Income tax expense	5,144	3,780	5,526	5,848
Taxable equivalent adjustment	208	198	185	183
Net income	$10,031	$7,413	$10,607	$10,894

Net earnings available to common shareholders	$9,955	$7,354	$10,523	$10,809

Basic earnings per common share	$0.68	$0.50	$0.71	$0.73
Diluted earnings per common share	0.67	0.50	0.71	0.73
Average common shares outstanding:
Basic	14,679	14,680	14,751	14,755
Diluted	14,759	14,759	14,834	14,837

Subsequent to the Company's fourth quarter 2013 earnings release (which was released on January 28, 2014), the Company entered into a settlement agreement in the amount of $0.7 million on February 14, 2014. The Company accrued for this settlement as of December 31, 2013.